Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions						6 Months Ended		12 Months Ended
	Aug. 07, 2026 USD ($) shares	Mar. 20, 2026 $ / shares shares	Mar. 17, 2026 USD ($) shares	Aug. 07, 2024 $ / shares shares	Nov. 01, 2023 $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2026 CAD ($)	Feb. 20, 2026 CAD ($)	Feb. 19, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Sep. 03, 2024 CAD ($)	Aug. 30, 2024 CAD ($)
Subsequent Event [Line Items]
Gross proceeds from issuance of common stock | $							$ 15,170,192	$ 15,367,193	$ 37,371,916	$ 37,910,737
Conversion of Stock, Shares Converted | shares		0		0
Smart Centres Financing [Member] | Master Mortgage Commitment Agreement [Member]
Subsequent Event [Line Items]
Long-Term Debt, Maturity Date													May 11, 2027
Long-Term Line of Credit | $											$ 116.2			$ 90.7
Debt Instrument Initial Drawn Amount | $												$ 8.7	$ 17.5		$ 46.3	$ 21.8
Series E Preferred Offering
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares						98,000
Gross proceeds from issuance of common stock | $						$ 1,000,000
Debt Instrument, Redemption Price, Percentage						100.00%		100.00%
Common Class Z [Member]
Subsequent Event [Line Items]
Net Asset Value Per Share		$ 10		$ 10
Shares Issued, Price Per Share					$ 9.3
Common Class A [Member]
Subsequent Event [Line Items]
Net Asset Value Per Share		$ 10		$ 10
Conversion of Stock, Shares Converted | shares		0		0	0
Common Class P Member
Subsequent Event [Line Items]
Net Asset Value Per Share		$ 10		$ 10
Common Class T [Member]
Subsequent Event [Line Items]
Net Asset Value Per Share		10		10
Common Class W [Member]
Subsequent Event [Line Items]
Net Asset Value Per Share		10		10
Common Class Y [Member]
Subsequent Event [Line Items]
Net Asset Value Per Share		10		$ 10
Shares Issued, Price Per Share					$ 9.3
Class A Shares, Class T Shares, Class W Shares, Class Y Shares, and Class Z Shares [Member] | Share Redemption Program [Member]
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage								93.00%
Class A Shares, Class T Shares, Class W Shares and Class Z Shares [Member]
Subsequent Event [Line Items]
Net Asset Value Per Share								$ 10
Subsequent Events | Smart Centres Financing [Member] | Master Mortgage Commitment Agreement [Member]
Subsequent Event [Line Items]
Long-Term Debt, Maturity Date													May 11, 2027
Long-Term Line of Credit | $													$ 109.1
Debt Instrument Initial Drawn Amount | $												$ 8.7	$ 17.5
Subsequent Events | Series E Preferred Offering
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares	400,000
Gross proceeds from issuance of common stock | $	$ 3,500,000
Subsequent Events | Common Class Z [Member]
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares			600,000
Gross proceeds from issuance of common stock | $			$ 5,700,000
Net Asset Value Per Share		10
Subsequent Events | Common Class A [Member]
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares			3,200,000
Gross proceeds from issuance of common stock | $			$ 32,900,000
Net Asset Value Per Share		$ 10
Conversion of Stock, Shares Converted | shares		0
Subsequent Events | Common Class P Member
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares			11,800,000
Gross proceeds from issuance of common stock | $			$ 112,500,000
Net Asset Value Per Share		$ 10
Subsequent Events | Common Class T [Member]
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares			5,200,000
Gross proceeds from issuance of common stock | $			$ 51,900,000
Net Asset Value Per Share		10
Subsequent Events | Common Class W [Member]
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares			700,000
Gross proceeds from issuance of common stock | $			$ 6,900,000
Net Asset Value Per Share		10
Subsequent Events | Common Class Y [Member]
Subsequent Event [Line Items]
Common stock issued in connection with offering | shares			5,500,000
Gross proceeds from issuance of common stock | $			$ 53,100,000
Net Asset Value Per Share		10
Subsequent Events | Class A Shares, Class P Shares, Class T Shares, Class W Shares, Class Y Shares and Class Z Shares Issued under Distribution Reinvestment Plan [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share		$ 10